Trade and other payables - Summary of Increase/(Decrease) in Financial Liability and Loss/(Gain) in Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
10% increase in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ 92	£ 84
15% increase in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	139	126
10% decrease in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(92)	(84)
15% decrease in sales forecasts
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(138)	(126)
Discount rate, measurement input
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(22)	(18)
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	23	19
1.50% (150 basis points) increase in discount rate
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	(32)	(26)
1.50% (150 basis points) decrease in discount rate
Disclosure of information about activities subject to rate regulation [line items]
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	34	28
10 cent appreciation of the US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	62	54
15 cent appreciation of the US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	97	85
10 cent depreciation of the US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(53)	(46)
15 cent depreciation of the US Dollar
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(76)	(67)
10 cent appreciation of the Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	20	22
15 cent appreciation of the Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	31	34
10 cent depreciation of the Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	(17)	(18)
15 cent depreciation of the Euro
Disclosure of information about activities subject to rate regulation [line items]
Increase/(decrease) in financial liability	£ (24)	£ (26)